Supplement to the
Spartan® U.S. Equity Index Fund
April 28, 2004
Prospectus

The following information replaces the similar information found under the heading "Fee Table" on page 5.

Annual operating expenses (paid from fund assets)

Management fee	0.24%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual fund operating expensesA	0.40%

A Effective August 31, 2004, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.10%. This arrangement may be discontinued by FMR at any time.

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" beginning on page 16.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in April and December.

UEI-04-01 August 31, 2004
1.717991.113

Supplement to the
Spartan® Total Market Index Fund, Spartan Extended Market Index Fund, and
Spartan International Index Fund
April 28, 2004
Prospectus

The following information replaces the information in the "Annual operating expenses (paid from fund assets)" table on page 8.

Annual operating expenses (paid from fund assets)

Spartan Total Market Index	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.16%
	Total annual fund operating expensesA	0.40%
Spartan Extended Market Index	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.20%
	Total annual fund operating expensesA	0.44%
Spartan International Index	Management fee	0.34%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.26%
	Total annual fund operating expensesA	0.60%

A Effective August 31, 2004, FMR has voluntarily agreed to reimburse Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 0.10%. These arrangements may be discontinued by FMR at any time.

The following information replaces the information in the "Minimums" table on page 15.

Minimums
Initial Purchase	$10,000
Subsequent Purchase	$1,000
Through regular investment plans	$500
Balance	$10,000